Note 20 - Fair Value Measurements - Assets and Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities available for sale	$ 77,472	$ 78,477
Fair Value, Measurements, Recurring [Member]
Securities available for sale	77,472	78,477
Mortgage loan commitments	28	66
Total	77,500	78,543
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	77,472	78,477
Mortgage loan commitments	28	66
Total	77,500	78,543
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0